7. Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
7. Related-Party Transactions

Amounts due to related parties include the following: (in thousands)

	September 30	December 31
	2014	2013
Loans due to stockholders	$3,500	$3,500

Loans due to stockholders include:

●	Balance of loans, advanced during 2011, of $1,500,000 which are unsecured and have an interest rate of 10%. During the nine months ended September 30, 2014 and 2013 interest of $107,000 and $150,000, respectively, has been accrued.
●	Loans advanced by an officer and director together with a former officer and director during 2012 totaling $1,500,000 which is unsecured and has an interest rate of 0.21%. The loan is due on or before December 31, 2014 and can be repaid in cash or shares of ordinary shares of OHG at an exchange price of $5.14 per share.

●	Convertible loans advanced in January 2013 from an officer and director together with a former officer and director in the amount of $250,000 each. These convertible loans bear an interest rate of 0.21% and is repayable on or before January 22, 2015. The Company has the option to repay the loans at any time, without penalty, at any time in cash or shares of common stock of the Company at a price of $5.14 per share. If the Company elects to repay the convertible loan in full by the issuance of shares the Company will issue 48,650 shares of common stock for repayment of the loan.

During the year ended June 30, 2011, the Company entered into a sales contract, in the normal course of business with a customer in which the Company holds an equity interest. The customer purchased perpetual software license with total commitment of $2.0 million, of which $45,000 and $nil has been recognized in the nine months ended September 30, 2014 and 2013, respectively. The Company owns a cost based investment interest of 18% of the voting capital of the customer.

Amounts due to related parties include the following: (in thousands)

	December 31	December 31
	2013	2012

Loans due to stockholders	$3,500	$3,500

Loans due to stockholders include

●	loans advanced during 2011 totaling $2,000,000 which are unsecured and have an interest rate of 10%. During the year ended December 31, 2013 and the six months ended December 31, 2012 interest of $200,000 and $100,000, respectively, has been accrued. During the year ended June 30, 2012, interest of $100,000 was accrued. During the year ended December 31, 2013 $500,000 of this loan was settled by applying it towards a stock subscription receivable.

●	loans advanced by two officers and directors during 2012 totaling $1,500,000 which are unsecured and have an interest rate of 0.21%. The loans are due on or before December 31, 2014 and can be repaid in cash or shares of common stock of OHG at an exchange price of $5.14 per share.

●	convertible loans advanced in January 2013 from two officers and directors in the amount of $250,000 each. These convertible loans bear an interest rate of 0.21% and are repayable on or before January 22, 2014. On January 21, 2014 the loan repayment date was extended to January 22, 2015. The Company has the option to repay the loans at any time, without penalty, at any time in cash or shares of common stock of the Company at a price of $5.14 per share. If the Company elects to repay the convertible loans in full by the issuance of shares the Company will issue 48,650 shares of common stock for each loan so repaid.

●	during the year ended December 31, 2013, the Company entered into a sales contract, in the normal course of business, with a customer in which the Company is negotiating an ownership interest of 45% of the voting capital of the customer. The customer purchased a perpetual software license with a total commitment of $5.0 million, of which $700,000 has been recognized as revenue in the year ended December 31, 2013.

●	during the year ended June 30, 2011, the Company entered into a sales contract, in the normal course of business with a customer in which the Company holds an equity interest. The customer purchased perpetual software license with total commitment of $2.0 million, of which $139,300 has been recognized in the year ended December 31, 2013; $72,500 was recognized in the six months ended December 31, 2012 and nil was recognized in the year ended June 30, 2012. The Company owns a cost based investment interest of 18% of the voting capital of the customer.

●	during the year ended December 31, 2013, the six months ended December 31, 2012 and the year ended June 30, 2012, a company owned by a director and officer of the Company provided services in the amounts of $Nil, $Nil and $632,000, respectively.

●	During the six months ended December 31, 2012 two directors and officers of the Company were granted a total of 3,502,800 shares of common stock for services received in the amount of $1,200,000.